Joint Arrangements - Husky Midstream Limited Partnership (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	$ 735,000,000	$ 1,775,000,000	$ 2,866,000,000
Results of Operations
Revenues	13,301,000,000	19,902,000,000
Expenses	(25,952,000,000)	(21,897,000,000)
Proportionate share of net loss	(10,016,000,000)	(1,370,000,000)
Equity	7,064,000,000	17,296,000,000
Balance Sheets
Current assets	3,130,000,000	4,938,000,000
Non-current assets	16,557,000,000	28,184,000,000
Current liabilities	(2,392,000,000)	(4,636,000,000)
Total Assets	19,687,000,000	33,122,000,000
Carrying amount in balance sheet	457,000,000	1,182,000,000
Impairment loss (reversal of impairment loss) recognised in profit or loss	11,220	$ 2,584
Recoverable amount of asset or cash-generating unit	$ 6,204
Discount rate used in current measurement of fair value less costs of disposal	1200.00%	1000.00%
Unrecognized Losses from Joint Ventures	$ 7	$ 0
Husky Midstream Limited Partnership
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	30,000,000	86,000,000
Results of Operations
Revenues	322,000,000	316,000,000
Expenses	(206,000,000)	(228,000,000)
Proportionate share of net loss	$ 116,000,000	$ 88,000,000
Share of equity investment	35.00%	35.00%
Equity	$ (32,000,000)	$ 9,000,000
Balance Sheets
Current assets	108,000,000	171,000,000
Non-current assets	3,075,000,000	3,031,000,000
Current liabilities	(30,000,000)	(163,000,000)
Non-current liabilities	(1,175,000,000)	(1,059,000,000)
Total Assets	$ 1,978,000,000	$ 1,980,000,000
Proportion Of Net Assets In Joint Venture	35.00%	35.00%
Carrying amount in balance sheet	$ 0	$ 666,000,000
Power Assets Holding Ltd. | Husky Midstream Limited Partnership
Results of Operations
Share of equity investment	48.75%
Cheung Kong Infrastructure Holdings Ltd. | Husky Midstream Limited Partnership
Results of Operations
Share of equity investment	16.25%
Joint ventures [member]
Balance Sheets
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 606
Discount rate applied to cash flow projections, term	40 years
Recoverable amount of asset or cash-generating unit	$ 0
Discount rate used in current measurement of fair value less costs of disposal	1200.00%